Share-based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation [Abstract]
Options outstanding, Number, Beginning of Period	1,317,679,526
Options Granted, Number	321,290,693
Options Exercised, Number	(75,381,642)	(140,645,464)	(48,101,777)
Options Cancelled, Number	(332,650,148)
Options outstanding, Number, End of Period	1,230,938,429	1,317,679,526
Options Vested or expected to vest, Number	874,243,966
Options Exercisable, Number	465,796,149
Options outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.11
Options Granted, Weighted Average Exercise Price	$ 0.07
Options Exercised, Weighted Average Exercise Price	$ 0.05
Options Cancelled, Weighted Average Exercise Price	$ 0.11
Options outstanding, Weighted Average Exercise Price, End of Period	$ 0.10	$ 0.11
Options Vested or expected to vest, Weighted Average Exercise Price	$ 0.11
Options Exercisable, Weighted Average Exercise Price	$ 0.12
Options outstanding, Weighted Average Remaining Contractual Term, End of Period	6.67
Options Vested or expected to vest, Weighted Average Remaining Contractual Term	5.93
Options Exercisable, Weighted Average Remaining Contractual Term	4.42
Options outstanding, Intrinsic Value, End of Period	$ 2,642,018
Options Vested or expected to vest, Intrinsic Value	1,814,692
Options Exercisable, Intrinsic Value	954,932
Options Exercised, Intrinsic Value	$ 3,388,378	$ 2,572,660	$ 167,625
Options Granted, Weighted Average Grant Date Fair Value	$ 0.04	$ 0.04	$ 0.02